Subsequent Events - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2021	Mar. 01, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 12, 2021	Jan. 01, 2021
Subsequent Event [Line Items]
Stock Repurchased and Retired During Period, Value					$ 16,700
Accelerated Share Repurchases, Final Price Paid Per Share					$ 15.52
Stock Repurchase Program, Authorized Amount					$ 50,000
Subsequent Event
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share						$ 0.05
Stock Repurchased and Retired During Period, Value		$ 700
Accelerated Share Repurchases, Final Price Paid Per Share		$ 16.96
Stock Repurchase Program, Authorized Amount							$ 32,600
Payment for cancelation of scrubbers	$ 7,200
Stock Repurchased During Period, Shares		41,000
SBI Leo and SBI Lyra [Member] | Subsequent Event
Subsequent Event [Line Items]
Agreement to sell vessel - unaffiliated party		$ 35,000
SBI Lynx [Member] | Subsequent Event
Subsequent Event [Line Items]
Agreement to sell vessel - unaffiliated party		22,250
SBI Libra | Subsequent Event
Subsequent Event [Line Items]
Agreement to sell vessel - unaffiliated party		$ 18,650
SBI Virgo | Subsequent Event
Subsequent Event [Line Items]
Agreement to sell vessel - unaffiliated party				$ 15,000
Class of Warrant or Right, Unissued				212,315
SBI Thalia, SBI Athena, SBI Perseus, SBI Pisces and SBI Hercules [Member] | Subsequent Event
Subsequent Event [Line Items]
Agreement to sell vessel - unaffiliated party			$ 88,000
SBI Cronos and SBI Achilles [Member] | Subsequent Event
Subsequent Event [Line Items]
Agreement to sell vessel - unaffiliated party			$ 39,750